Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Receivables
NOTE 4. RECEIVABLES
Current Receivables

	As of
	March 31, 2023	December 31, 2022
Current customer receivables (a)	$3,150	$3,112

Non-income based tax receivables	192	174
Other sundry receivables	122	100

Sundry receivables	314	274
Allowance for credit losses	(91)	(91)

Total current receivables — net	$3,373	$3,295

(a)
Chargebacks, which are primarily related to our PDx business, are generally settled through issuance of credits, typically within one month of initial recognition, and are recorded as a reduction to current customer receivables. Balances related to chargebacks were $200 million and $157 million as of March 31, 2023 and December 31, 2022, respectively. The increase in chargebacks is primarily due to higher wholesaler product levels.

Long-Term Receivables

	As of
	March 31, 2023	December 31, 2022
Long-term customer receivables	$71	$80
Sundry receivables	71	57
Non-income based tax receivables	28	28
Supplier advances	11	11
Allowance for credit losses	(30)	(31)

Total long-term receivables — net (a)	$151	$145

(a)	Long-term receivables are recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.

NOTE 5. RECEIVABLES
Current Receivables

	As of
	December 31, 2022	December 31, 2021
Current customer receivables (a)	$3,112	$3,028

Non-income based tax receivables	174	163
Other sundry receivables	100	143

Sundry receivables	274	306
Allowance for credit losses	(91)	(107)

Total receivables – net	$3,295	$3,227

(a)
Chargebacks, which are primarily related to our PDx business, are generally settled through issuance of credits, typically within one month of initial recognition, and are recorded as a reduction to current customer receivables. Balances related to chargebacks were $157 million and $129 million as of December 31, 2022 and 2021, respectively. The increase in chargebacks is primarily due to higher wholesaler product levels.

Activity in the allowance for credit losses related to current receivables for the years ended December 31, 2022, 2021, and 2020 consisted of the following:

Balance at January 1, 2020	$85
Additions charged to costs and expenses	18
Write-offs	(14)
Foreign currency exchange and other	4

Balance at December 31, 2020	$93

Additions charged to costs and expenses	12
Write-offs	(10)
Foreign currency exchange and other	12

Balance at December 31, 2021	$107

Additions charged to costs and expenses	2
Write-offs	(13)
Foreign currency exchange and other	(5)

Balance at December 31, 2022	$91

Long-Term Receivables

	As of
	December 31, 2022	December 31, 2021
Long-term customer receivables	$80	$83
Sundry receivables	57	49
Non-income based tax receivables	28	37
Supplier advances	11	—
Allowance for credit losses (a)	(31)	(31)

Total long-term receivables – net (b)	$145	$138

(a)	Write-offs of long-term receivables were not material for the years ended December 31, 2022 and 2021.
(b)	Long-term receivables are recognized within All other assets in the Combined Statements of Financial Position.
SALES OF CUSTOMER RECEIVABLES.
Previously, the Company sold customer receivables to GE’s Working Capital Solutions (“WCS”) business. These programs were discontinued in 2021. Separately, the Company from time to time sells current or long-term receivables to third parties in response to customer-sponsored requests or programs, to facilitate sales, or for risk mitigation purposes.
Activity related to current customer receivables sold by the Company is as follows:

	For the years ended December 31
	2022	2021
Balance at January 1	$15	$1,628
GE HealthCare sales to WCS and third parties (a)	9	5,456
Collections and other activities	(18)	(7,076)
Reclassification from long-term customer receivables	1	7

Balance as of December 31	$7	$15

(a)	Sales to WCS are considered related party and were $5,442 million for the year ended December 31, 2021. Sales to WCS were not significant for the year ended December 31, 2022.

Under the programs, the Company incurred interest expense and finance charges of $21 million and $46 million for the years ended December 31, 2021 and 2020, respectively, which are included in Interest and other financial charges – net in the Combined Statements of Income. Such program charges were not material for the year ended December 31, 2022. The proceeds for the programs are included in Cash from (used for) operating activities in the Combined Statements of Cash Flows.